Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Monetta Trust
Entity Central Index Key	0000894240
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Monetta Fund
Shareholder Report [Line Items]
Fund Name	Monetta Fund
Class Name	Monetta Fund
Trading Symbol	MONTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Fund	$74	1.39%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	25.82	12.71	10.96
S&P 500 TR	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/resources/ for more recent performance information. Visit https://monetta.com/resources/ for more recent performance information.
Net Assets	$ 79,932,127
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$79,932,127
Number of Holdings	46

Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Alphabet, Inc. - CL C	8.7%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	5.8%
First American Government Obligations Fund	5.6%
JPMorgan Chase & Co.	3.8%
Costco Wholesale Corp.	3.2%
Crowdstrike Holdings, Inc.	2.6%
Netflix, Inc.	2.5%

Industry	(% of net assets)
Computer Software	16.2%
Electronic Semiconductor	11.8%
Internet	11.3%
Retail Specialty	9.7%
Computer Data Storage	5.8%
Bank Money Center	5.2%
Leisure Service	4.7%
Retail Major Chain	4.4%
Energy	3.2%
Cash & Other Industries	27.7%

Updated Prospectus Web Address	https://monetta.com/resources/
Monetta Young Investor Growth Fund
Shareholder Report [Line Items]
Fund Name	Monetta Young Investor Growth Fund
Class Name	Monetta Young Investor Growth Fund
Trading Symbol	MYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Young Investor Growth Fund	$81	1.51%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	26.50	13.67	11.93
S&P 500 TR	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/resources/ for more recent performance information. Visit https://monetta.com/resources/ for more recent performance information.
Net Assets	$ 40,357,861
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$40,357,861
Number of Holdings	21

Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
SPDR S&P 500 Trust	31.0%
Vanguard S&P 500	16.7%
Amazon.com, Inc.	9.6%
Alphabet, Inc. - CL C	9.1%
Apple, Inc.	5.8%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	5.0%
Costco Wholesale Corp.	3.2%
MasterCard, Inc. - CL A	2.4%
Netflix, Inc.	2.3%

Industry	(% of net assets)
Internet	10.6%
Retail Specialty	9.6%
Computer Data Storage	5.8%
Computer Software	5.5%
Bank Money Center	5.0%
Retail Major Chain	3.2%
Leisure Service	2.9%
Electronic Semiconductor	2.7%
Finance Miscellaneous	2.4%
Cash & Other Industries	52.3%

Updated Prospectus Web Address	https://monetta.com/resources/